Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000802716
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIMIX
Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCBIX
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBALX
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFCX
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFIX
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFGX
Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBFCX
Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VICIX
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVLSX
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VVFCX
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VVFIX
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VVFGX
Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSTIX
Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VINGX
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VETAX
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VEVIX
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GETGX
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VEVYX
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSGSX
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOGFX
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSOIX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGAX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGCX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGIX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGRX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGYX
Victory National Municipal Bond Fund (Prospectus Summary) | Victory National Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VNMAX
Victory National Municipal Bond Fund (Prospectus Summary) | Victory National Municipal Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VNMYX
Victory Ohio Municipal Bond Fund (Prospectus Summary) | Victory Ohio Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOHTX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRVEX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDSCX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDSIX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRINX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDSYX
International Fund (Prospectus Summary) | International Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIAFX
International Fund (Prospectus Summary) | International Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VICFX
International Fund (Prospectus Summary) | International Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIIFX
International Fund (Prospectus Summary) | International Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIYFX
International Select Fund (Prospectus Summary) | International Select Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISFX
International Select Fund (Prospectus Summary) | International Select Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISKX
International Select Fund (Prospectus Summary) | International Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISIX
International Select Fund (Prospectus Summary) | International Select Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISYX